Revenue Recognition - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 4,585	$ 2,244	$ 8,603	$ 8,771
Product [Member]
Revenues	4,250	1,959	7,742	8,105
Services [Member]
Revenues	$ 335	$ 285	$ 861	$ 666